SEGMENT INFORMATION - Earnings (loss) from Continuing Operations before income taxes (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Interest expense, net			$ (310.4)	$ (288.8)	$ (379.3)
Income (loss) before income taxes	$ (206.0)	$ (76.0)	(104.3)	(271.0)	(407.1)
Corporate and other
Segment Reporting Information [Line Items]
Income (loss) before income taxes			(362.5)	(449.6)	(379.2)
Corporate and other | Americas
Segment Reporting Information [Line Items]
Income (loss) before income taxes				156.4	159.6
Corporate and other | Asia Pacific
Segment Reporting Information [Line Items]
Income (loss) before income taxes				16.8	14.4
Corporate and other | Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Income (loss) before income taxes				35.6	32.4
Operating segment
Segment Reporting Information [Line Items]
Income (loss) before income taxes	$ 390.2	$ 444.2	568.6	467.4	351.4
Operating segment | Americas
Segment Reporting Information [Line Items]
Income (loss) before income taxes			354.3	301.0	241.8
Operating segment | Asia Pacific
Segment Reporting Information [Line Items]
Income (loss) before income taxes			150.0	136.6	64.2
Operating segment | Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Income (loss) before income taxes			$ 64.3	$ 29.8	$ 45.4